Note 12 - Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and Other Receivables

Note 12 — Trade and Other Receivables

Accounting Policies

Trade receivables that do not contain a significant financing component are initially recognized at the transaction price determined in accordance with the accounting policies for revenue (see Note 3). Other receivables are initially recognized at fair values plus transaction costs, except for receivables measured at fair value through profit or loss (“FVTPL”), for which transaction costs are expensed as incurred.

On initial recognition, receivables are classified as subsequently measured at amortized cost or at FVTPL based on Opera’s business model and the contractual cash flow characteristics. Receivables held to collect contractual cash flows that represent solely payments of principal and interest are measured at amortized cost. All other receivables are measured at FVTPL, with changes in fair value recognized in finance income or finance expense.

Loss allowances are recognized for receivables measured at amortized cost using the expected credit loss (“ECL”) model. ECLs represent the present value of the difference between contractual cash flows and the cash flows expected to be received, discounted at the original effective interest rate.

Opera applies the simplified approach to trade receivables and recognizes lifetime ECLs at each reporting date. Loss allowances are determined either on an individual basis where specific credit risk information is available, or collectively using a provision matrix based on historical loss experience adjusted for forward-looking information.

Receivables are written off when there is no reasonable expectation of recovery, typically indicated by a failure to make payments for over 180 days and the exhaustion of recovery efforts. Impairment losses and subsequent recoveries are presented as credit loss expense within operating profit.

Receivables are derecognized when the contractual rights cash flows expire or are transferred together with substantially all risks and rewards of ownership. Gains or loss on derecognition are recognized in profit or loss. Contract modifications are assessed to determine whether they result in substantially different cash flows; if so, the original receivables is derecognized and a new receivables is recognized.

Trade Receivables

The table below presents a disaggregation of trade receivables (in thousands):

	As of December 31,
	2024	2025
Trade receivables due from third-party customers	$97,290	$113,180
Trade receivables due from related parties (Note 17)	713	330
Total gross trade receivables	98,003	113,510
Allowance for expected credit losses	(5,180)	(917)
Trade receivables net of loss allowance	$92,823	$112,593

The credit loss allowance was determined as follows (in thousands, except for percentages):

		Past Due
As of December 31, 2024:	Current	<30 Days	30-60 Days	61-90 Days	>90 Days	Total
Weighted-average expected credit loss rate	0.7%	1.7%	2.6%	3.8%	80.8%	5.3%
Gross carrying amount of trade receivables	$85,973	$4,793	$1,334	$387	$5,516	$98,003
Loss allowance as of December 31, 2024	$589	$83	$35	$15	$4,459	$5,180

		Past Due
As of December 31, 2025:	Current	<30 Days	30-60 Days	61-90 Days	>90 Days	Total
Weighted-average expected credit loss rate	0.2%	0.8%	1.5%	1.8%	48.1%	0.8%
Gross carrying amount of trade receivables	$106,219	$4,722	$943	$360	$1,266	$113,510
Loss allowance as of December 31, 2025	$249	$38	$14	$6	$609	$917

The credit loss allowance for trade receivables as of year-end reconciles to the opening loss allowance as follows (in thousands):

	Year Ended December 31,
	2024	2025
Loss allowance as of January 1	$7,677	$5,180
Write-offs	(1,982)	(4,084)
Increase (decrease) in loss allowance	(516)	(179)
Loss allowance as of December 31	$5,180	$917

See Note 15 for information about how Opera manages credit risk.

Other Current Receivables

The table below presents the items of other current receivables (in thousands):

	As of December 31,
	2024	2025
Value added tax	$3,275	$4,553
Other	1,284	2,480
Total other current receivables	$4,560	$7,033